Consolidated and Combined Carve-Out Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues, third parties	$ 70.8		$ 71.3	$ 72.2
Revenues, affiliates	232.4		227.9	185.4
Total revenues	303.2		299.2	257.6
Operating costs and expenses:
Operating costs	92.9		88.9	80.9
Depreciation and amortization	70.7		67.4	55.5
Selling, general and administrative	27.2		22.9	20.7
Loss on disposal of property, plant and equipment			0.9	0.3
Loss on write-off of assets				0.3
Total operating expenses	190.8		180.1	157.7
Total operating income	112.4		119.1	99.9
Other (expense)/income:
Interest expense, including related party	(21.1)		(30.0)	(18.9)
Other finance expense	(5.3)		(1.0)	(0.6)
Net loss on foreign currency transactions	(15.3)		(0.4)	(0.1)
Gain on derivative financial instruments	10.6
Total other (expense)/income	(31.1)		(31.4)	(19.6)
Income before income tax expense	81.3		87.7	80.3
Income tax expense	(16.3)		(17.7)	(14.2)
Net income	65.0		70.0	66.1
Non-controlling interest	(20.9)		(5.5)	(5.2)
Net income attributable to VTTI Energy Partners LP Owners	$ 44.1		$ 64.5	$ 60.9
Earnings per unit
Common unit	$ 0.2313	[1]
Subordinated unit	$ 0.2313	[1]
General partner unit	$ 0.2313	[1]

[1]	Earnings per unit information is given for the period from the date of the closing of the IPO (August 6, 2014). Earnings per unit has not been presented for any period prior to the IPO as the information is not comparable due to the change in VTTI Partners' structure and the basis of preparation as described in note 2.